Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Supplement to the
Fidelity® Variable Insurance Products
Asset Manager Portfolio
Initial Class, Service Class, and Service Class 2
April 29, 2023
Prospectus
Effective March 1, 2024, the fund’s management contract was amended to incorporate administrative services previously covered under separate services agreements. The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class’s management fee.
The following information replaces similar information found in the “Fund Summary” section under the “Fee Table” heading.
Annual Operating Expenses
(expenses that you pay each year as a % of the value of your investment)

	Initial Class	Service Class	Service Class 2
Management fee	0.51% A,B	0.51% A,B	0.51	% A,B

Distribution and/or Service (12b‑1) fees	None	0.10%	0.25%

Other expenses	0.02% B	0.02% B	0.02	% B

Total annual operating expenses	0.53%	0.63%	0.78%
A The management fee covers administrative services previously provided under separate services agreements with the fund, for which 0.10% for Initial Class, 0.10% for Service Class, and 0.10% for Service Class 2 was previously charged under the services agreements.
B Adjusted to reflect current fees.

	Initial Class	Service Class	Service Class 2
1 year	$ 54	$ 64	$ 80

3 years	$ 170	$ 202	$ 249

5 years	$ 296	$ 351	$ 433

10 years	$ 665	$ 786	$ 966
Supplement to the
Fidelity® Variable Insurance Products
Asset Manager Portfolio
Investor Class
April 29, 2023
Prospectus
Effective March 1, 2024, the fund’s management contract was amended to incorporate administrative services previously covered under separate services agreements. The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class’s management fee.
The following information replaces similar information found in the “Fund Summary” section under the “Fee Table” heading.
Annual Operating Expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	0.59% A,B

Distribution and/or Service (12b‑1) fees	None

Other expenses	0.02% B

Total annual operating expenses	0.61%
A The management fee covers administrative services previously provided under separate services agreements with the fund, for which 0.18% was previously charged under the services agreements.
B Adjusted to reflect current fees.

1 year	$ 62

3 years	$ 195

5 years	$ 340

10 years	$ 762
Supplement to the
Fidelity® Variable Insurance Products
Asset Manager: Growth Portfolio
Initial Class, Service Class, and Service Class 2
April 29, 2023
Prospectus
Effective March 1, 2024, the fund’s management contract was amended to incorporate administrative services previously covered under separate services agreements. The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class’s management fee.
The following information replaces similar information found in the “Fund Summary” section under the “Fee Table” heading.
Annual Operating Expenses
(expenses that you pay each year as a % of the value of your investment)

	Initial Class	Service Class	Service Class 2
Management fee	0.59% A,B	0.59% A,B	0.59	% A,B

Distribution and/or Service (12b‑1) fees	None	0.10%	0.25%

Other expenses	0.04% B	0.04% B	0.04	% B

Acquired fund fees and expenses	0.01%	0.01%	0.01%

Total annual operating expenses	0.64%	0.74%	0.89%
A The management fee covers administrative services previously provided under separate services agreements with the fund, for which 0.11% for Initial Class, 0.11% for Service Class, and 0.11% for Service Class 2 was previously charged under the services agreements.
B Adjusted to reflect current fees.

	Initial Class	Service Class	Service Class 2
1 year	$ 65	$ 76	$ 91

3 years	$ 205	$ 237	$ 284

5 years	$ 357	$ 411	$ 493

10 years	$ 798	$ 918	$ 1,096
Supplement to the
Fidelity® Variable Insurance Products
Asset Manager: Growth Portfolio
Investor Class
April 29, 2023
Prospectus
Effective March 1, 2024, the fund’s management contract was amended to incorporate administrative services previously covered under separate services agreements. The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class’s management fee.
The following information replaces similar information found in the “Fund Summary” section under the “Fee Table” heading.
Annual Operating Expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	0.67% A,B

Distribution and/or Service (12b‑1) fees	None

Other expenses	0.04% B

Acquired fund fees and expenses	0.01%

Total annual operating expenses	0.72%
A The management fee covers administrative services previously provided under separate services agreements with the fund, for which 0.19% was previously charged under the services agreements.
B Adjusted to reflect current fees.

1 year	$ 74

3 years	$ 230

5 years	$ 401

10 years	$ 894
Supplement to the
Fidelity® Variable Insurance Products
Government Money Market Portfolio
Initial Class, Service Class, and Service Class 2
April 29, 2023
Prospectus
Effective March 1, 2024, the fund’s management contract was amended to incorporate administrative services previously covered under separate services agreements. The amended contract incorporates a basic fee rate that may vary by class (subject to an income component). The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class’s management fee.
The following information replaces similar information found in the “Fund Summary” section under the “Fee Table” heading.
Annual Operating Expenses
(expenses that you pay each year as a % of the value of your investment)

	Initial Class	Service Class	Service Class 2
Management fee	0.26% A,B	0.26% A,B	0.26	% A,B

Distribution and/or Service (12b‑1) fees	None	0.10%	0.25%

Other expenses	0.01% B	0.01% B	0.01	% B

Total annual operating expenses	0.27%	0.37%	0.52%
A The management fee covers administrative services previously provided under separate services agreements with the fund, for which 0.08% for Initial Class, 0.08% for Service Class, and 0.08% for Service Class 2 was previously charged under the services agreements.
B Adjusted to reflect current fees.

	Initial Class	Service Class	Service Class 2
1 year	$ 28	$ 38	$ 53

3 years	$ 87	$ 119	$ 167

5 years	$ 152	$ 208	$ 291

10 years	$ 343	$ 468	$ 653
Supplement to the
Fidelity® Variable Insurance Products
Government Money Market Portfolio
Investor Class
April 29, 2023
Prospectus
Effective March 1, 2024, the fund’s management contract was amended to incorporate administrative services previously covered under separate services agreements. The amended contract incorporates a basic fee rate that may vary by class (subject to an income component). The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class’s management fee.
The following information replaces similar information found in the “Fund Summary” section under the “Fee Table” heading.
Annual Operating Expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	0.29% A,B

Distribution and/or Service (12b‑1) fees	None

Other expenses	0.01% B

Total annual operating expenses	0.30%
A The management fee covers administrative services previously provided under separate services agreements with the fund, for which 0.10% was previously charged under the services agreements.
B Adjusted to reflect current fees.

1 year	$ 31

3 years	$ 97

5 years	$ 169

10 years	$ 381
Supplement to the
Fidelity® Variable Insurance Products
Investment Grade Bond II Portfolio
Initial Class
April 29, 2023
Prospectus
Effective March 1, 2024, the fund’s management contract was amended to incorporate administrative services previously covered under separate services agreements. The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the/ fund out of each class’s management fee.
The following information replaces similar information found in the “Fund Summary” section under the “Fee Table” heading.
Annual Operating Expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	0.38% A,B

Distribution and/or Service (12b‑1) fees	None

Other expenses	0.01% B

Total annual operating expenses	0.39%
A The management fee covers administrative services previously provided under separate services agreements with the fund, for which 0.10% was previously charged under the services agreements.
B Adjusted to reflect current fees.

1 year	$ 40

3 years	$ 125

5 years	$ 219

10 years	$ 493
Supplement to the
Fidelity® Variable Insurance Products
Investment Grade Bond II Portfolio
Investor Class
April 29, 2023
Prospectus
Effective March 1, 2024, the fund’s management contract was amended to incorporate administrative services previously covered under separate services agreements. The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class’s management fee.
The following information replaces similar information found in the “Fund Summary” section under the “Fee Table” heading.
Annual Operating Expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	0.41% A,B

Distribution and/or Service (12b‑1) fees	None

Other expenses	0.01% B

Total annual operating expenses	0.42%
A The management fee covers administrative services previously provided under separate services agreements with the fund, for which 0.13% was previously charged under the services agreements.
B Adjusted to reflect current fees.

1 year	$ 43

3 years	$ 135

5 years	$ 235

10 years	$ 530
Supplement to the
Fidelity® Variable Insurance Products
Investment Grade Bond Portfolio
Initial Class, Service Class, and Service Class 2
April 29, 2023
Prospectus
Effective March 1, 2024, the fund’s management contract was amended to incorporate administrative services previously covered under separate services agreements. The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class’s management fee.
The following information replaces similar information found in the “Fund Summary” section under the “Fee Table” heading.
Annual Operating Expenses
(expenses that you pay each year as a % of the value of your investment)

	Initial Class	Service Class	Service Class 2
Management fee	0.37% A,B	0.37% A,B	0.37	% A,B

Distribution and/or Service (12b‑1) fees	None	0.10%	0.25%

Other expenses	0.01% B	0.01% B	0.01	% B

Total annual operating expenses	0.38%	0.48%	0.63%
A The management fee covers administrative services previously provided under separate services agreements with the fund, for which 0.10% for Initial Class, 0.10% for Service Class, and 0.10% for Service Class 2 was previously charged under the services agreements.
B Adjusted to reflect current fees.

	Initial Class	Service Class	Service Class 2
1 year	$ 39	$ 49	$ 64

3 years	$ 122	$ 154	$ 202

5 years	$ 213	$ 269	$ 351

10 years	$ 480	$ 604	$ 786
Supplement to the
Fidelity® Variable Insurance Products
Investment Grade Bond Portfolio
Investor Class
April 29, 2023
Prospectus
Effective March 1, 2024, the fund’s management contract was amended to incorporate administrative services previously covered under separate services agreements. The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class’s management fee.
The following information replaces similar information found in the “Fund Summary” section under the “Fee Table” heading.
Annual Operating Expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	0.41%A,B

Distribution and/or Service (12b‑1) fees	None

Other expenses	0.01% B

Total annual operating expenses	0.42%
A The management fee covers administrative services previously provided under separate services agreements with the fund, for which 0.13% was previously charged under the services agreements.
B Adjusted to reflect current fees.

1 year	$ 43

3 years	$ 135

5 years	$ 235

10 years	$ 530
Supplement to the
Fidelity® Variable Insurance Products
Strategic Income Portfolio
Initial Class, Service Class, and Service Class 2
April 29, 2023
Prospectus
Effective March 1, 2024, the fund’s management contract was amended to incorporate administrative services previously covered under separate services agreements. The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class’s management fee.
The following information replaces similar information found in the “Fund Summary” section under the “Fee Table” heading.
Annual Operating Expenses
(expenses that you pay each year as a % of the value of your investment)

	Initial Class	Service Class	Service Class 2
Management fee	0.63% A,B	0.63%A,B	0.63	% A,B

Distribution and/or Service (12b‑1) fees	None	0.10%	0.25%

Other expenses	0.02% B	0.02% B	0.02	% B

Total annual operating expenses	0.65%	0.75%	0.90%
A The management fee covers administrative services previously provided under separate services agreements with the fund, for which 0.10% for Initial Class, 0.10% for Service Class, and 0.10% for Service Class 2 was previously charged under the services agreements.
B Adjusted to reflect current fees.

	Initial Class	Service Class	Service Class 2
1 year	$ 66	$ 77	$ 92

3 years	$ 208	$ 240	$ 287

5 years	$ 362	$ 417	$ 498

10 years	$ 810	$ 930	$ 1,108
Supplement to the
Fidelity® Variable Insurance Products
Strategic Income Portfolio
Investor Class
April 29, 2023
Prospectus
Effective March 1, 2024, the fund’s management contract was amended to incorporate administrative services previously covered under separate services agreements. The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class’s management fee.
The following information replaces similar information found in the “Fund Summary” section under the “Fee Table” heading.
Annual Operating Expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	0.66% A,B

Distribution and/or Service (12b‑1) fees	None

Other expenses	0.02% B

Total annual operating expenses	0.68%
A The management fee covers administrative services previously provided under separate services agreements with the fund, for which 0.14% was previously charged under the services agreements.
B Adjusted to reflect current fees.

1 year	$ 69

3 years	$ 218

5 years	$ 379

10 years	$ 847

Initial Service and Service 2 | Asset Manager Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Supplement to the
Fidelity® Variable Insurance Products
Asset Manager Portfolio
Initial Class, Service Class, and Service Class 2
April 29, 2023
Prospectus
Effective March 1, 2024, the fund’s management contract was amended to incorporate administrative services previously covered under separate services agreements. The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class’s management fee.
The following information replaces similar information found in the “Fund Summary” section under the “Fee Table” heading.
Annual Operating Expenses
(expenses that you pay each year as a % of the value of your investment)

	Initial Class	Service Class	Service Class 2
Management fee	0.51% A,B	0.51% A,B	0.51	% A,B

Distribution and/or Service (12b‑1) fees	None	0.10%	0.25%

Other expenses	0.02% B	0.02% B	0.02	% B

Total annual operating expenses	0.53%	0.63%	0.78%
A The management fee covers administrative services previously provided under separate services agreements with the fund, for which 0.10% for Initial Class, 0.10% for Service Class, and 0.10% for Service Class 2 was previously charged under the services agreements.
B Adjusted to reflect current fees.

	Initial Class	Service Class	Service Class 2
1 year	$ 54	$ 64	$ 80

3 years	$ 170	$ 202	$ 249

5 years	$ 296	$ 351	$ 433

10 years	$ 665	$ 786	$ 966

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Adjusted to reflect current fees.
Initial Service and Service 2 | Asset Manager Portfolio | Initial Class
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.51%	[1],[2]
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.02%	[1]
Total annual operating expenses	rr_ExpensesOverAssets	0.53%
1 year	rr_ExpenseExampleYear01	$ 54
3 years	rr_ExpenseExampleYear03	170
5 years	rr_ExpenseExampleYear05	296
10 years	rr_ExpenseExampleYear10	$ 665
Initial Service and Service 2 | Asset Manager Portfolio | Service Class
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.51%	[1],[2]
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.10%
Other expenses	rr_OtherExpensesOverAssets	0.02%	[1]
Total annual operating expenses	rr_ExpensesOverAssets	0.63%
1 year	rr_ExpenseExampleYear01	$ 64
3 years	rr_ExpenseExampleYear03	202
5 years	rr_ExpenseExampleYear05	351
10 years	rr_ExpenseExampleYear10	$ 786
Initial Service and Service 2 | Asset Manager Portfolio | Service Class 2
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.51%	[1],[2]
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.02%	[1]
Total annual operating expenses	rr_ExpensesOverAssets	0.78%
1 year	rr_ExpenseExampleYear01	$ 80
3 years	rr_ExpenseExampleYear03	249
5 years	rr_ExpenseExampleYear05	433
10 years	rr_ExpenseExampleYear10	$ 966
Initial Service and Service 2 | Asset Manager Growth Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Supplement to the
Fidelity® Variable Insurance Products
Asset Manager: Growth Portfolio
Initial Class, Service Class, and Service Class 2
April 29, 2023
Prospectus
Effective March 1, 2024, the fund’s management contract was amended to incorporate administrative services previously covered under separate services agreements. The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class’s management fee.
The following information replaces similar information found in the “Fund Summary” section under the “Fee Table” heading.
Annual Operating Expenses
(expenses that you pay each year as a % of the value of your investment)

	Initial Class	Service Class	Service Class 2
Management fee	0.59% A,B	0.59% A,B	0.59	% A,B

Distribution and/or Service (12b‑1) fees	None	0.10%	0.25%

Other expenses	0.04% B	0.04% B	0.04	% B

Acquired fund fees and expenses	0.01%	0.01%	0.01%

Total annual operating expenses	0.64%	0.74%	0.89%
A The management fee covers administrative services previously provided under separate services agreements with the fund, for which 0.11% for Initial Class, 0.11% for Service Class, and 0.11% for Service Class 2 was previously charged under the services agreements.
B Adjusted to reflect current fees.

	Initial Class	Service Class	Service Class 2
1 year	$ 65	$ 76	$ 91

3 years	$ 205	$ 237	$ 284

5 years	$ 357	$ 411	$ 493

10 years	$ 798	$ 918	$ 1,096

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Adjusted to reflect current fees.
Initial Service and Service 2 | Asset Manager Growth Portfolio | Initial Class
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.59%	[1],[3]
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.04%	[1]
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total annual operating expenses	rr_ExpensesOverAssets	0.64%
1 year	rr_ExpenseExampleYear01	$ 65
3 years	rr_ExpenseExampleYear03	205
5 years	rr_ExpenseExampleYear05	357
10 years	rr_ExpenseExampleYear10	$ 798
Initial Service and Service 2 | Asset Manager Growth Portfolio | Service Class
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.59%	[1],[3]
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.10%
Other expenses	rr_OtherExpensesOverAssets	0.04%	[1]
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total annual operating expenses	rr_ExpensesOverAssets	0.74%
1 year	rr_ExpenseExampleYear01	$ 76
3 years	rr_ExpenseExampleYear03	237
5 years	rr_ExpenseExampleYear05	411
10 years	rr_ExpenseExampleYear10	$ 918
Initial Service and Service 2 | Asset Manager Growth Portfolio | Service Class 2
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.59%	[1],[3]
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.04%	[1]
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total annual operating expenses	rr_ExpensesOverAssets	0.89%
1 year	rr_ExpenseExampleYear01	$ 91
3 years	rr_ExpenseExampleYear03	284
5 years	rr_ExpenseExampleYear05	493
10 years	rr_ExpenseExampleYear10	$ 1,096
Initial Service and Service 2 | Government Money Market Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Supplement to the
Fidelity® Variable Insurance Products
Government Money Market Portfolio
Initial Class, Service Class, and Service Class 2
April 29, 2023
Prospectus
Effective March 1, 2024, the fund’s management contract was amended to incorporate administrative services previously covered under separate services agreements. The amended contract incorporates a basic fee rate that may vary by class (subject to an income component). The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class’s management fee.
The following information replaces similar information found in the “Fund Summary” section under the “Fee Table” heading.
Annual Operating Expenses
(expenses that you pay each year as a % of the value of your investment)

	Initial Class	Service Class	Service Class 2
Management fee	0.26% A,B	0.26% A,B	0.26	% A,B

Distribution and/or Service (12b‑1) fees	None	0.10%	0.25%

Other expenses	0.01% B	0.01% B	0.01	% B

Total annual operating expenses	0.27%	0.37%	0.52%
A The management fee covers administrative services previously provided under separate services agreements with the fund, for which 0.08% for Initial Class, 0.08% for Service Class, and 0.08% for Service Class 2 was previously charged under the services agreements.
B Adjusted to reflect current fees.

	Initial Class	Service Class	Service Class 2
1 year	$ 28	$ 38	$ 53

3 years	$ 87	$ 119	$ 167

5 years	$ 152	$ 208	$ 291

10 years	$ 343	$ 468	$ 653

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Adjusted to reflect current fees.
Initial Service and Service 2 | Government Money Market Portfolio | Initial Class
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.26%	[1],[4]
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.01%	[1]
Total annual operating expenses	rr_ExpensesOverAssets	0.27%
1 year	rr_ExpenseExampleYear01	$ 28
3 years	rr_ExpenseExampleYear03	87
5 years	rr_ExpenseExampleYear05	152
10 years	rr_ExpenseExampleYear10	$ 343
Initial Service and Service 2 | Government Money Market Portfolio | Service Class
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.26%	[1],[4]
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.10%
Other expenses	rr_OtherExpensesOverAssets	0.01%	[1]
Total annual operating expenses	rr_ExpensesOverAssets	0.37%
1 year	rr_ExpenseExampleYear01	$ 38
3 years	rr_ExpenseExampleYear03	119
5 years	rr_ExpenseExampleYear05	208
10 years	rr_ExpenseExampleYear10	$ 468
Initial Service and Service 2 | Government Money Market Portfolio | Service Class 2
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.26%	[1],[4]
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.01%	[1]
Total annual operating expenses	rr_ExpensesOverAssets	0.52%
1 year	rr_ExpenseExampleYear01	$ 53
3 years	rr_ExpenseExampleYear03	167
5 years	rr_ExpenseExampleYear05	291
10 years	rr_ExpenseExampleYear10	$ 653
Initial Service and Service 2 | Investment Grade Bond Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Supplement to the
Fidelity® Variable Insurance Products
Investment Grade Bond Portfolio
Initial Class, Service Class, and Service Class 2
April 29, 2023
Prospectus
Effective March 1, 2024, the fund’s management contract was amended to incorporate administrative services previously covered under separate services agreements. The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class’s management fee.
The following information replaces similar information found in the “Fund Summary” section under the “Fee Table” heading.
Annual Operating Expenses
(expenses that you pay each year as a % of the value of your investment)

	Initial Class	Service Class	Service Class 2
Management fee	0.37% A,B	0.37% A,B	0.37	% A,B

Distribution and/or Service (12b‑1) fees	None	0.10%	0.25%

Other expenses	0.01% B	0.01% B	0.01	% B

Total annual operating expenses	0.38%	0.48%	0.63%
A The management fee covers administrative services previously provided under separate services agreements with the fund, for which 0.10% for Initial Class, 0.10% for Service Class, and 0.10% for Service Class 2 was previously charged under the services agreements.
B Adjusted to reflect current fees.

	Initial Class	Service Class	Service Class 2
1 year	$ 39	$ 49	$ 64

3 years	$ 122	$ 154	$ 202

5 years	$ 213	$ 269	$ 351

10 years	$ 480	$ 604	$ 786

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Adjusted to reflect current fees.
Initial Service and Service 2 | Investment Grade Bond Portfolio | Initial Class
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.37%	[1],[2]
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.01%	[1]
Total annual operating expenses	rr_ExpensesOverAssets	0.38%
1 year	rr_ExpenseExampleYear01	$ 39
3 years	rr_ExpenseExampleYear03	122
5 years	rr_ExpenseExampleYear05	213
10 years	rr_ExpenseExampleYear10	$ 480
Initial Service and Service 2 | Investment Grade Bond Portfolio | Service Class
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.37%	[1],[2]
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.10%
Other expenses	rr_OtherExpensesOverAssets	0.01%	[1]
Total annual operating expenses	rr_ExpensesOverAssets	0.48%
1 year	rr_ExpenseExampleYear01	$ 49
3 years	rr_ExpenseExampleYear03	154
5 years	rr_ExpenseExampleYear05	269
10 years	rr_ExpenseExampleYear10	$ 604
Initial Service and Service 2 | Investment Grade Bond Portfolio | Service Class 2
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.37%	[1],[2]
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.01%	[1]
Total annual operating expenses	rr_ExpensesOverAssets	0.63%
1 year	rr_ExpenseExampleYear01	$ 64
3 years	rr_ExpenseExampleYear03	202
5 years	rr_ExpenseExampleYear05	351
10 years	rr_ExpenseExampleYear10	$ 786
Initial Service and Service 2 | Strategic Income Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Supplement to the
Fidelity® Variable Insurance Products
Strategic Income Portfolio
Initial Class, Service Class, and Service Class 2
April 29, 2023
Prospectus
Effective March 1, 2024, the fund’s management contract was amended to incorporate administrative services previously covered under separate services agreements. The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class’s management fee.
The following information replaces similar information found in the “Fund Summary” section under the “Fee Table” heading.
Annual Operating Expenses
(expenses that you pay each year as a % of the value of your investment)

	Initial Class	Service Class	Service Class 2
Management fee	0.63% A,B	0.63%A,B	0.63	% A,B

Distribution and/or Service (12b‑1) fees	None	0.10%	0.25%

Other expenses	0.02% B	0.02% B	0.02	% B

Total annual operating expenses	0.65%	0.75%	0.90%
A The management fee covers administrative services previously provided under separate services agreements with the fund, for which 0.10% for Initial Class, 0.10% for Service Class, and 0.10% for Service Class 2 was previously charged under the services agreements.
B Adjusted to reflect current fees.

	Initial Class	Service Class	Service Class 2
1 year	$ 66	$ 77	$ 92

3 years	$ 208	$ 240	$ 287

5 years	$ 362	$ 417	$ 498

10 years	$ 810	$ 930	$ 1,108

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Adjusted to reflect current fees.
Initial Service and Service 2 | Strategic Income Portfolio | Initial Class
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.63%	[1],[2]
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.02%	[1]
Total annual operating expenses	rr_ExpensesOverAssets	0.65%
1 year	rr_ExpenseExampleYear01	$ 66
3 years	rr_ExpenseExampleYear03	208
5 years	rr_ExpenseExampleYear05	362
10 years	rr_ExpenseExampleYear10	$ 810
Initial Service and Service 2 | Strategic Income Portfolio | Service Class
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.63%	[1],[2]
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.10%
Other expenses	rr_OtherExpensesOverAssets	0.02%	[1]
Total annual operating expenses	rr_ExpensesOverAssets	0.75%
1 year	rr_ExpenseExampleYear01	$ 77
3 years	rr_ExpenseExampleYear03	240
5 years	rr_ExpenseExampleYear05	417
10 years	rr_ExpenseExampleYear10	$ 930
Initial Service and Service 2 | Strategic Income Portfolio | Service Class 2
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.63%	[1],[2]
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.02%	[1]
Total annual operating expenses	rr_ExpensesOverAssets	0.90%
1 year	rr_ExpenseExampleYear01	$ 92
3 years	rr_ExpenseExampleYear03	287
5 years	rr_ExpenseExampleYear05	498
10 years	rr_ExpenseExampleYear10	$ 1,108
Investor | Asset Manager Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Supplement to the
Fidelity® Variable Insurance Products
Asset Manager Portfolio
Investor Class
April 29, 2023
Prospectus
Effective March 1, 2024, the fund’s management contract was amended to incorporate administrative services previously covered under separate services agreements. The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class’s management fee.
The following information replaces similar information found in the “Fund Summary” section under the “Fee Table” heading.
Annual Operating Expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	0.59% A,B

Distribution and/or Service (12b‑1) fees	None

Other expenses	0.02% B

Total annual operating expenses	0.61%
A The management fee covers administrative services previously provided under separate services agreements with the fund, for which 0.18% was previously charged under the services agreements.
B Adjusted to reflect current fees.

1 year	$ 62

3 years	$ 195

5 years	$ 340

10 years	$ 762

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Adjusted to reflect current fees.
Investor | Asset Manager Portfolio | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.59%	[1],[5]
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.02%	[1]
Total annual operating expenses	rr_ExpensesOverAssets	0.61%
1 year	rr_ExpenseExampleYear01	$ 62
3 years	rr_ExpenseExampleYear03	195
5 years	rr_ExpenseExampleYear05	340
10 years	rr_ExpenseExampleYear10	$ 762
Investor | Asset Manager Growth Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Supplement to the
Fidelity® Variable Insurance Products
Asset Manager: Growth Portfolio
Investor Class
April 29, 2023
Prospectus
Effective March 1, 2024, the fund’s management contract was amended to incorporate administrative services previously covered under separate services agreements. The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class’s management fee.
The following information replaces similar information found in the “Fund Summary” section under the “Fee Table” heading.
Annual Operating Expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	0.67% A,B

Distribution and/or Service (12b‑1) fees	None

Other expenses	0.04% B

Acquired fund fees and expenses	0.01%

Total annual operating expenses	0.72%
A The management fee covers administrative services previously provided under separate services agreements with the fund, for which 0.19% was previously charged under the services agreements.
B Adjusted to reflect current fees.

1 year	$ 74

3 years	$ 230

5 years	$ 401

10 years	$ 894

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Adjusted to reflect current fees.
Investor | Asset Manager Growth Portfolio | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.67%	[1],[6]
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.04%	[1]
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total annual operating expenses	rr_ExpensesOverAssets	0.72%
1 year	rr_ExpenseExampleYear01	$ 74
3 years	rr_ExpenseExampleYear03	230
5 years	rr_ExpenseExampleYear05	401
10 years	rr_ExpenseExampleYear10	$ 894
Investor | Government Money Market Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Supplement to the
Fidelity® Variable Insurance Products
Government Money Market Portfolio
Investor Class
April 29, 2023
Prospectus
Effective March 1, 2024, the fund’s management contract was amended to incorporate administrative services previously covered under separate services agreements. The amended contract incorporates a basic fee rate that may vary by class (subject to an income component). The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class’s management fee.
The following information replaces similar information found in the “Fund Summary” section under the “Fee Table” heading.
Annual Operating Expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	0.29% A,B

Distribution and/or Service (12b‑1) fees	None

Other expenses	0.01% B

Total annual operating expenses	0.30%
A The management fee covers administrative services previously provided under separate services agreements with the fund, for which 0.10% was previously charged under the services agreements.
B Adjusted to reflect current fees.

1 year	$ 31

3 years	$ 97

5 years	$ 169

10 years	$ 381

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Adjusted to reflect current fees.
Investor | Government Money Market Portfolio | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.29%	[1],[7]
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.01%	[1]
Total annual operating expenses	rr_ExpensesOverAssets	0.30%
1 year	rr_ExpenseExampleYear01	$ 31
3 years	rr_ExpenseExampleYear03	97
5 years	rr_ExpenseExampleYear05	169
10 years	rr_ExpenseExampleYear10	$ 381
Investor | Investment Grade Bond II Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Supplement to the
Fidelity® Variable Insurance Products
Investment Grade Bond II Portfolio
Investor Class
April 29, 2023
Prospectus
Effective March 1, 2024, the fund’s management contract was amended to incorporate administrative services previously covered under separate services agreements. The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class’s management fee.
The following information replaces similar information found in the “Fund Summary” section under the “Fee Table” heading.
Annual Operating Expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	0.41% A,B

Distribution and/or Service (12b‑1) fees	None

Other expenses	0.01% B

Total annual operating expenses	0.42%
A The management fee covers administrative services previously provided under separate services agreements with the fund, for which 0.13% was previously charged under the services agreements.
B Adjusted to reflect current fees.

1 year	$ 43

3 years	$ 135

5 years	$ 235

10 years	$ 530

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Adjusted to reflect current fees.
Investor | Investment Grade Bond II Portfolio | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.41%	[1],[8]
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.01%	[1]
Total annual operating expenses	rr_ExpensesOverAssets	0.42%
1 year	rr_ExpenseExampleYear01	$ 43
3 years	rr_ExpenseExampleYear03	135
5 years	rr_ExpenseExampleYear05	235
10 years	rr_ExpenseExampleYear10	$ 530
Investor | Investment Grade Bond Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Supplement to the
Fidelity® Variable Insurance Products
Investment Grade Bond Portfolio
Investor Class
April 29, 2023
Prospectus
Effective March 1, 2024, the fund’s management contract was amended to incorporate administrative services previously covered under separate services agreements. The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class’s management fee.
The following information replaces similar information found in the “Fund Summary” section under the “Fee Table” heading.
Annual Operating Expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	0.41%A,B

Distribution and/or Service (12b‑1) fees	None

Other expenses	0.01% B

Total annual operating expenses	0.42%
A The management fee covers administrative services previously provided under separate services agreements with the fund, for which 0.13% was previously charged under the services agreements.
B Adjusted to reflect current fees.

1 year	$ 43

3 years	$ 135

5 years	$ 235

10 years	$ 530

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Adjusted to reflect current fees.
Investor | Investment Grade Bond Portfolio | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.41%	[1],[8]
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.01%	[1]
Total annual operating expenses	rr_ExpensesOverAssets	0.42%
1 year	rr_ExpenseExampleYear01	$ 43
3 years	rr_ExpenseExampleYear03	135
5 years	rr_ExpenseExampleYear05	235
10 years	rr_ExpenseExampleYear10	$ 530
Investor | Strategic Income Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Supplement to the
Fidelity® Variable Insurance Products
Strategic Income Portfolio
Investor Class
April 29, 2023
Prospectus
Effective March 1, 2024, the fund’s management contract was amended to incorporate administrative services previously covered under separate services agreements. The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class’s management fee.
The following information replaces similar information found in the “Fund Summary” section under the “Fee Table” heading.
Annual Operating Expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	0.66% A,B

Distribution and/or Service (12b‑1) fees	None

Other expenses	0.02% B

Total annual operating expenses	0.68%
A The management fee covers administrative services previously provided under separate services agreements with the fund, for which 0.14% was previously charged under the services agreements.
B Adjusted to reflect current fees.

1 year	$ 69

3 years	$ 218

5 years	$ 379

10 years	$ 847

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Adjusted to reflect current fees.
Investor | Strategic Income Portfolio | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.66%	[1],[9]
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.02%	[1]
Total annual operating expenses	rr_ExpensesOverAssets	0.68%
1 year	rr_ExpenseExampleYear01	$ 69
3 years	rr_ExpenseExampleYear03	218
5 years	rr_ExpenseExampleYear05	379
10 years	rr_ExpenseExampleYear10	$ 847
Initial | Investment Grade Bond II Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Supplement to the
Fidelity® Variable Insurance Products
Investment Grade Bond II Portfolio
Initial Class
April 29, 2023
Prospectus
Effective March 1, 2024, the fund’s management contract was amended to incorporate administrative services previously covered under separate services agreements. The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the/ fund out of each class’s management fee.
The following information replaces similar information found in the “Fund Summary” section under the “Fee Table” heading.
Annual Operating Expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	0.38% A,B

Distribution and/or Service (12b‑1) fees	None

Other expenses	0.01% B

Total annual operating expenses	0.39%
A The management fee covers administrative services previously provided under separate services agreements with the fund, for which 0.10% was previously charged under the services agreements.
B Adjusted to reflect current fees.

1 year	$ 40

3 years	$ 125

5 years	$ 219

10 years	$ 493

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Adjusted to reflect current fees.
Initial | Investment Grade Bond II Portfolio | Initial Class
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.38%	[1],[7]
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.01%	[1]
Total annual operating expenses	rr_ExpensesOverAssets	0.39%
1 year	rr_ExpenseExampleYear01	$ 40
3 years	rr_ExpenseExampleYear03	125
5 years	rr_ExpenseExampleYear05	219
10 years	rr_ExpenseExampleYear10	$ 493

[1]	Adjusted to reflect current fees.
[2]	The management fee covers administrative services previously provided under separate services agreements with the fund, for which 0.10% for Initial Class, 0.10% for Service Class, and 0.10% for Service Class 2 was previously charged under the services agreements.
[3]	The management fee covers administrative services previously provided under separate services agreements with the fund, for which 0.11% for Initial Class, 0.11% for Service Class, and 0.11% for Service Class 2 was previously charged under the services agreements.
[4]	The management fee covers administrative services previously provided under separate services agreements with the fund, for which 0.08% for Initial Class, 0.08% for Service Class, and 0.08% for Service Class 2 was previously charged under the services agreements.
[5]	The management fee covers administrative services previously provided under separate services agreements with the fund, for which 0.18% was previously charged under the services agreements.
[6]	The management fee covers administrative services previously provided under separate services agreements with the fund, for which 0.19% was previously charged under the services agreements.
[7]	The management fee covers administrative services previously provided under separate services agreements with the fund, for which 0.10% was previously charged under the services agreements.
[8]	The management fee covers administrative services previously provided under separate services agreements with the fund, for which 0.13% was previously charged under the services agreements.
[9]	The management fee covers administrative services previously provided under separate services agreements with the fund, for which 0.14% was previously charged under the services agreements.